Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Assessment and Management

We believe that cybersecurity is fundamental in our operations and, as such, we are committed to maintaining robust governance and oversight of cybersecurity risks and to implementing comprehensive processes and procedures for identifying, assessing, and managing material risks from cybersecurity threats as part of our broader risk management system and processes. Our cybersecurity risk management strategy prioritizes detection, analysis, and response to known, anticipated or unexpected threats; effective management of security risks; and resiliency against incidents. With the ever-changing cybersecurity landscape and continual emergence of new cybersecurity threats, our Board of Directors, audit committee and senior management team ensure that significant resources are devoted to cybersecurity risk management and the technologies, processes and people that support it. We implement through our manager and other third parties, risk-based controls based on ISO 27001 framework, to protect our information, the information of our customers, suppliers, and other third parties, our information systems, our business operations, and our vessels. Additionally, our cybersecurity program provides mechanisms for employees to report any unusual or potentially malicious activity they observe.

Overall, our approach to cybersecurity risk management includes the following key elements:

(i)	Continuous monitoring of cybersecurity threats, both internal and external, using data analytics and network monitoring systems.
(ii)	Engagement of third-party consultants and other advisors to assist in assessing points of vulnerability of our information security systems.
(iii)

Training and Awareness – We provide employee mandatory training that is administered on a periodic basis that reinforces our information technology policies, standards, and practices, as well as the expectation that employees comply with these policies and identify and report potential cybersecurity risks.

We continue to invest in our cybersecurity systems and to enhance our internal controls and processes. Our business strategy, results of operations and financial condition have not been materially affected by risks from cybersecurity threats, but we cannot provide assurance that they will not be materially affected in the future by such risks or any future material incidents. For more information about risks associated with cybersecurity, see “Item 3. Key Information—D. Risk Factors—Risks Relating to our Industry—A cyber-attack could materially disrupt our business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We believe that cybersecurity is fundamental in our operations and, as such, we are committed to maintaining robust governance and oversight of cybersecurity risks and to implementing comprehensive processes and procedures for identifying, assessing, and managing material risks from cybersecurity threats as part of our broader risk management system and processes. Our cybersecurity risk management strategy prioritizes detection, analysis, and response to known, anticipated or unexpected threats; effective management of security risks; and resiliency against incidents.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Audit Committee along with our senior management have oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any findings and recommendations, as appropriate, to our Board of Directors for consideration. Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our audit committee.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Audit Committee along with our senior management have oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any findings and recommendations, as appropriate, to our Board of Directors for consideration.
Cybersecurity Risk Role of Management [Text Block]	Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our audit committee.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	senior management
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

As part of our cybersecurity risk management system and through our manager we have a dedicated cybersecurity incident response team consisting of internal employees and third-party consultants who are responsible for managing and coordinating our cybersecurity incident response efforts. This team also collaborates closely with other internal teams in identifying, protecting from, detecting, responding to, and recovering from cybersecurity incidents. Cybersecurity incidents that meet certain thresholds are escalated to the senior management and cross-functional teams on an as-needed basis for support and guidance. Additionally, this team tracks cybersecurity incidents to help identify and analyze them. We maintain a cybersecurity incident response plan to prepare for and respond to cybersecurity incidents. The incident response plan includes standard processes for reporting and escalating cybersecurity incidents to senior management who then consult with our Audit Committee and ultimately the Board of Directors if deemed necessary.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true